Trade and Other Receivables	12 Months Ended
Dec. 31, 2018
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Trade and Other Receivables

		United States Dollar
	Figures in millions unless otherwise stated	2018	2017
20.	TRADE AND OTHER RECEIVABLES
	Trade receivables – gold sales and copper concentrate	23.4	46.6
	Trade receivables – other	23.0	15.6
	Gold, copper and oil derivative contracts[1]	8.3	25.0
	Receivables due from the sale of Tarkwa mining fleet[2]	26.5	—
	Deposits	0.2	0.1
	Payroll receivables	2.9	11.6
	Prepayments	43.3	51.5
	Value added tax and import duties	18.1	45.9
	Diesel rebate	1.1	1.4
	Other	6.4	4.2

	Total trade and other receivables	153.2	201.9